Bank Loans and Notes Payables - Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 4,032		$ 1,443
Long term debt					75,746		72,254
Current portion of long term debt					3,912		1,871
Long- term debt					71,834		70,383
Gains (losses) on financial assets at fair value through profit or loss	$ (412)	$ (67)	$ (169)
At Fair Value
Disclosure of detailed information about borrowings [line items]
Short- term debt					4,032
Long term debt					73,933
Current portion of long term debt					0
Long- term debt					73,933
Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					634		1,029
Long term debt					72,193		67,590
Fixed Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Short- term debt					634
Long term debt					70,380
Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					3,553		4,663
Floating Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Long term debt					3,553
2026
Disclosure of detailed information about borrowings [line items]
Short- term debt					4,032
Long term debt					3,912
Current portion of long term debt					3,912
Long- term debt					0
2026 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					634
Long term debt					359
2026 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					3,553
2027
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					8,497
Current portion of long term debt					0
Long- term debt					8,497
2027 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					8,497
2027 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
2028
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					9,959
Current portion of long term debt					0
Long- term debt					9,959
2028 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					9,959
2028 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
2029
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					5,494
Current portion of long term debt					0
Long- term debt					5,494
2029 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					5,494
2029 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
2030
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					18,576
Current portion of long term debt					0
Long- term debt					18,576
2030 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					18,576
2030 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
2031 and following years
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					29,308
Current portion of long term debt					0
Long- term debt					29,308
2031 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					29,308
2031 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about borrowings [line items]
Gains (losses) on financial assets at fair value through profit or loss	$ (544)	$ 383
Increase (decrease) in borrowings							1,659
Colombian peso | Short-term bank loans | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0		$ 345
Interest rate						10.40%	10.40%
Colombian peso | Short-term bank loans | Fixed Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Colombian peso | Short-term bank loans | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 398		$ 414
Interest rate				10.53%	10.53%	10.36%	10.36%
Colombian peso | Short-term bank loans | Floating Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 398
Colombian peso | Short-term bank loans | 2026 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Colombian peso | Short-term bank loans | 2026 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 398
Interest rate				10.53%	10.53%
Colombian peso | Short-term bank loans | 2027 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Colombian peso | Short-term bank loans | 2027 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Colombian peso | Short-term bank loans | 2028 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Colombian peso | Short-term bank loans | 2028 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Colombian peso | Short-term bank loans | 2029 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Colombian peso | Short-term bank loans | 2029 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Colombian peso | Short-term bank loans | 2030 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Colombian peso | Short-term bank loans | 2030 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Colombian peso | Short-term bank loans | 2031 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Colombian peso | Short-term bank loans | 2031 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Colombian peso | Long Term Borrowings Senior Notes | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				9.94%	9.94%
Long term debt					$ 359		$ 0
Colombian peso | Long Term Borrowings Senior Notes | Fixed Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Interest rate
Long term debt					$ 359
Colombian peso | Long Term Borrowings Senior Notes | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				10.46%	10.46%
Long term debt					$ 616		$ 0
Colombian peso | Long Term Borrowings Senior Notes | Floating Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Interest rate
Long term debt					$ 616
Colombian peso | Long Term Borrowings Senior Notes | 2026 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				9.94%	9.94%
Long term debt					$ 359
Colombian peso | Long Term Borrowings Senior Notes | 2026 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				10.46%	10.46%
Long term debt					$ 616
Colombian peso | Long Term Borrowings Senior Notes | 2027 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Colombian peso | Long Term Borrowings Senior Notes | 2027 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Colombian peso | Long Term Borrowings Senior Notes | 2028 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Colombian peso | Long Term Borrowings Senior Notes | 2028 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Colombian peso | Long Term Borrowings Senior Notes | 2029 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Colombian peso | Long Term Borrowings Senior Notes | 2029 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Colombian peso | Long Term Borrowings Senior Notes | 2030 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Colombian peso | Long Term Borrowings Senior Notes | 2030 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Colombian peso | Long Term Borrowings Senior Notes | 2031 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Colombian peso | Long Term Borrowings Senior Notes | 2031 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Argentine peso | Short-term bank loans | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 634		$ 638
Interest rate				36.22%	36.22%	50.11%	50.11%
Argentine peso | Short-term bank loans | Fixed Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 634
Interest rate
Argentine peso | Short-term bank loans | 2026 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 634
Interest rate				36.22%	36.22%
Argentine peso | Short-term bank loans | 2027 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Argentine peso | Short-term bank loans | 2028 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Argentine peso | Short-term bank loans | 2029 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Argentine peso | Short-term bank loans | 2030 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Argentine peso | Short-term bank loans | 2031 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Uruguayan peso | Short-term bank loans | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0		$ 46
Interest rate				0.00%	0.00%	10.75%	10.75%
Uruguayan peso | Short-term bank loans | Fixed Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Uruguayan peso | Short-term bank loans | 2026 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Uruguayan peso | Short-term bank loans | 2027 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Uruguayan peso | Short-term bank loans | 2028 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Uruguayan peso | Short-term bank loans | 2029 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Uruguayan peso | Short-term bank loans | 2030 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Uruguayan peso | Short-term bank loans | 2031 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Mexican peso | Short-term bank loans | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 3,000		$ 0
Interest rate				7.72%	7.72%
Mexican peso | Short-term bank loans | Floating Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 3,000
Mexican peso | Short-term bank loans | 2026 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 3,000
Interest rate				7.72%	7.72%
Mexican peso | Short-term bank loans | 2027 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Mexican peso | Short-term bank loans | 2028 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Mexican peso | Short-term bank loans | 2029 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Mexican peso | Short-term bank loans | 2030 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Mexican peso | Short-term bank loans | 2031 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Interest rate				0.00%	0.00%
Mexican peso | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in borrowings					$ 1,115
Mexican peso | Long Term Borrowings Senior Notes | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				8.13%	8.13%	8.13%	8.13%
Long term debt					$ 23,949		$ 23,948
Mexican peso | Long Term Borrowings Senior Notes | Fixed Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Interest rate
Long term debt					$ 23,952
Mexican peso | Long Term Borrowings Senior Notes | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				7.58%	7.58%	10.48%	10.48%
Long term debt					$ 2,934		$ 4,655
Mexican peso | Long Term Borrowings Senior Notes | Floating Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Interest rate
Long term debt					$ 2,934
Mexican peso | Long Term Borrowings Senior Notes | 2026 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | Long Term Borrowings Senior Notes | 2026 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				7.58%	7.58%
Long term debt					$ 2,934
Mexican peso | Long Term Borrowings Senior Notes | 2027 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				7.87%	7.87%
Long term debt					$ 8,497
Mexican peso | Long Term Borrowings Senior Notes | 2027 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | Long Term Borrowings Senior Notes | 2028 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				7.36%	7.36%
Long term debt					$ 9,959
Mexican peso | Long Term Borrowings Senior Notes | 2028 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | Long Term Borrowings Senior Notes | 2029 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				9.95%	9.95%
Long term debt					$ 5,494
Mexican peso | Long Term Borrowings Senior Notes | 2029 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | Long Term Borrowings Senior Notes | 2030 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | Long Term Borrowings Senior Notes | 2030 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | Long Term Borrowings Senior Notes | 2031 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | Long Term Borrowings Senior Notes | 2031 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Interest rate				3.43%	3.43%	3.06%	3.06%
Long term debt					$ 47,885		$ 43,504
U.S. Dollar | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 705		$ 705
U.S. Dollar | Long Term Yankee Bonds | At Fair Value
Disclosure of detailed information about borrowings [line items]
Interest rate
Long term debt					$ 46,069
U.S. Dollar | Long Term Yankee Bonds | 2026
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long Term Yankee Bonds | 2027
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long Term Yankee Bonds | 2028
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long Term Yankee Bonds | 2029
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long Term Yankee Bonds | 2030
Disclosure of detailed information about borrowings [line items]
Interest rate				2.75%	2.75%
Long term debt					$ 18,576
U.S. Dollar | Long Term Yankee Bonds | 2031 and following years
Disclosure of detailed information about borrowings [line items]
Interest rate				3.86%	3.86%
Long term debt					$ 29,308
U.S. Dollar | Long-term bank loans | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%	6.73%	6.73%
Long term debt					$ 0		$ 138
U.S. Dollar | Long-term bank loans | Fixed Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Interest rate
Long term debt					$ 0
U.S. Dollar | Long-term bank loans | 2026 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long-term bank loans | 2027 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long-term bank loans | 2028 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long-term bank loans | 2029 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long-term bank loans | 2030 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long-term bank loans | 2031 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term bank loans | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				8.81%	8.81%	9.08%	9.08%
Long term debt					$ 3		$ 9
Brazilian reais | Long-term bank loans | Floating Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Interest rate
Long term debt					$ 3
Brazilian reais | Long-term bank loans | 2026 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				8.81%	8.81%
Long term debt					$ 3
Brazilian reais | Long-term bank loans | 2027 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term bank loans | 2028 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term bank loans | 2029 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term bank loans | 2030 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term bank loans | 2031 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term notes payable | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term notes payable | Floating Interest Rate | At Fair Value
Disclosure of detailed information about borrowings [line items]
Interest rate
Long term debt					$ 0
Brazilian reais | Long-term notes payable | 2026 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term notes payable | 2027 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term notes payable | 2028 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term notes payable | 2029 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term notes payable | 2030 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0
Brazilian reais | Long-term notes payable | 2031 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Interest rate				0.00%	0.00%
Long term debt					$ 0